Earnings/(Losses) per Share (Tables)	9 Months Ended
Sep. 30, 2013
Earnings(Losses) Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
The components of the denominator for the calculation of basic (loss)/earnings per share and diluted (loss)/earnings per share for the nine months ended September 30, 2013 and 2012, respectively, are as follows:

	For the nine months ended	For the nine months ended
	September 30, 2013	September 30, 2012
Numerator:
Net (loss)/ income — basic and diluted	$(29,947)	$(24,250)

Basic (loss)/earnings per share denominator:
Weighted average common shares outstanding	13,462,231	697,032

Diluted (loss)/earnings per share denominator:
Weighted average common shares outstanding	13,462,231	697,032

Dilutive common shares:
Options	—	—
Warrants	—	—
Restricted shares	—	—

Dilutive effect	—	—

Weighted average common shares — diluted	13,462,231	697,032

Basic (loss)/earnings per common share	$(2.22)	$(34.79)
Diluted (loss)/earnings per common share	$(2.22)	$(34.79)